Acquisitions - 2012 Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Huntyard Limited [Member]	Dec. 31, 2012 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member] Non Tax Deductible [Member]	May 31, 2012 Huntyard Limited [Member] Minimum [Member]	May 31, 2012 Huntyard Limited [Member] Maximum [Member]	May 31, 2012 United Kingdom Huntyard Limited [Member] Center
Business Acquisition [Line Items]
Number of centers acquired										27
Cash consideration										$ 110,800,000
Goodwill acquired	997,344,000	947,371,000	887,895,000			49,573,000
Other intangible assets acquired						6,004,000
Intangible asset useful life								5 years	7 years
Deferred tax liability acquired						5,570,000	1,500,000
Acquisition related costs					500,000
Increase in goodwill				3,900,000
Increase deferred income tax liabilities				2,500,000
Decrease deferred income tax assets				1,400,000
Currency translation on goodwill and deferred income tax balances	2,928,000	(3,620,000)		100,000
Revenues contributed from acquired businesses					26,300,000
Net income (loss) contributed from acquired businesses					$ 1,100,000